Fair Value Measurements - Schedule of Estimated Fair Value Earnout Shares (Details)	Mar. 31, 2025	Dec. 31, 2024		Mar. 14, 2024
Stock Price [Member]
Schedule of Estimated Fair Value Earnout Shares [Line Items]
Derivative liability, measurement input	4.61	7.97	[1]	10	[1]
Volatility [Member]
Schedule of Estimated Fair Value Earnout Shares [Line Items]
Derivative liability, measurement input	40	40		35
Risk free rate of return [Member]
Schedule of Estimated Fair Value Earnout Shares [Line Items]
Derivative liability, measurement input	3.9	4.3		4.24
Expected term [Member]
Schedule of Estimated Fair Value Earnout Shares [Line Items]
Derivative liability, measurement input	4	4.2		5

[1]	At March 14, 2024, the $10.00 price represents the Business Combination price.